Note 1 - Basis of Presentation and General Information (Details Textual) $ in Thousands		3 Months Ended	6 Months Ended		12 Months Ended	84 Months Ended
	Mar. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares) | shares						19,950,405
Common Stock, Shares, Outstanding (in shares) | shares			120,012,531		120,012,531	120,012,531
Number of Container Vessels		69	68		68	68
Carrying Capacity of Vessels at Period End (TEU)		525,821	516,329		516,329	516,329
Number of Dry-bulk Vessels		45	42		42	42
Dead Weight Tonnage of Dry-bulk Vessels		2,436,134	2,331,420		2,331,420	2,331,420
Equity, Attributable to Noncontrolling Interest		$ 0	$ 39,623		$ 39,623	$ 39,623
COVID-19 Pandemic [Member]
Charter Rates, Increase (Decrease) in Rates, Percentage					(73.00%)
LIBERIA
Number of Subsidiaries			150		150	150
LIBERIA | Company Incorporated Under Laws of Jersey [Member]
Number of Subsidiaries			1		1	1
MARSHALL ISLANDS
Number of Subsidiaries			13		13	13
Number of Majority Owned Subsidiaries			1		1	1
MARSHALL ISLANDS | Company Incorporated Under Laws of Jersey [Member]
Number of Subsidiaries			15		15	15
CYPRUS
Number of Subsidiaries			3		3	3
JERSEY
Number of Subsidiaries			1		1	1
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			1,181,407	1,994,848
Neptune [Member]
Number of Container Vessels	1
Number of Dry-bulk Vessels	3
Business Acquisition, Percentage of Voting Interests Acquired	75.00%
Payments to Acquire Businesses, Gross	$ 11,099
Number of Vessels	4
Neptune [Member] | Common Stock [Member]
Business Acquisition, Percentage of Voting Interests Acquired	40.00%
Neptune [Member] | Preferred Stock [Member]
Business Acquisition, Percentage of Voting Interests Acquired	79.05%
Neptune [Member]
Investment, Agreed Amount	$ 200,000
Konstantakopoulos Family [Member]
Percentage Ownership			62.90%		62.90%	62.90%
Costamare Bulkers Inc. (“CBI”) [Member]
Number of Dry-bulk Vessels			54		54	54
Investment, Agreed Amount		$ 200,000
Neptune [Member]
Equity, Attributable to Noncontrolling Interest	$ 34,132
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares			299,200